RESERVES (Tables)	12 Months Ended
Dec. 31, 2018
RESERVES [abstract]
Schedule of reserves

41.   RESERVES

	2017	2018
	RMB	RMB
Capital reserve (Note (a))
Balance as of January 1	26,290	26,326
Transaction with non-controlling interests	(13)	(12)
Others	49	(261)
Balance as of December 31	26,326	26,053

Share premium (Note (b))
Balance as of January 1	55,850	55,850
Balance as of December 31	55,850	55,850

Statutory surplus reserve (Note (c))
Balance as of January 1	79,640	82,682
Appropriation	3,042	3,996
Balance as of December 31	82,682	86,678

Discretionary surplus reserve
Balance as of January 1	117,000	117,000
Balance as of December 31	117,000	117,000

Other reserves
Change in accounting policy	—	(12)
Balance as of January 1	424	(2,946)
Other comprehensive income	(3,481)	(7,618)
Amounts transferred to cash flow hedge reserves initially recognized by hedged items	—	5,269
Others	123	818
Balance as of December 31	(2,934)	(4,477)

Retained earnings (Note (d))
Change in accounting policy	—	12
Balance as of January 1	310,719	326,137
Net income attributable to owners of the Company	51,244	61,618
Final dividend inspect of the previous year, approved and paid during the year (Note (e))	(20,582)	(48,428)
Interim dividend (Note (f))	(12,107)	(19,371)
Appropriation	(3,042)	(3,996)
Others	(107)	(851)
Balance as of December 31	326,125	315,109
	605,049	596,213

Note:

(a)   The capital reserve represents (i) the difference between the total amount of the par value of shares issued and the amount of the net assets transferred from Sinopec Group Company in connection with the Reorganization (Note 1), and (ii) the difference between the considerations paid over or received the amount of the net assets of entities and related operations acquired from or sold to Sinopec Group Company and non-controlling interests.

(b)   The application of the share premium account is governed by Sections 167 and 168 of the PRC Company Law.

(c)   According to the PRC Company Law and the Article of Association of the Company, the Company is required to transfer 10% of its net income determined in accordance with the accounting policies complying with Accounting Standards for Business Enterprises (“ASBE”),  adopted by the Group to statutory surplus reserve. In the event that the reserve balance reaches 50% of the registered capital, no transfer is required. The transfer to this reserve must be made before distribution of a dividend to shareholders. Statutory surplus reserve can be used to make good previous years’ losses, if any, and may be converted into share capital by issuing of new shares to shareholders in proportion to their existing shareholdings or by increasing the par value of the shares currently held by them, provided that the balance after such issue is not less than 25% of the registered capital.

During the years ended December 31, 2016, 2017 and 2018, the Company transferred RMB nil, RMB 3,042 and RMB 3,996 respectively, being 10% of the net income determined in accordance with the accounting policies complying with ASBE, to this reserve.

(d)   As of December 31, 2017 and 2018, the amount of retained earnings available for distribution was RMB 177,049 and RMB 143,148, respectively, being the amount determined in accordance with ASBE. According to the Articles of Association of the Company, the amount of retained earnings available for distribution to owners of the Company is the lower of the amount determined in accordance with the accounting policies complying with ASBE and the amount determined in accordance with the accounting policies complying with IFRS.

Pursuant to a resolution passed at the director’s meeting on March 22, 2019, final dividends in respect of the year ended December 31, 2018 of RMB 0.26 per share totaling RMB 31,479 were proposed for shareholders’ approval at the Annual General Meeting. Final cash dividend for the year ended December 31, 2018 proposed after the balance sheet date has not been recognized as a liability at the balance sheet date.

(e)   Pursuant to the shareholders’ approval at the Annual General Meeting on June 28, 2017, a final dividend of RMB 0.17 per share totaling RMB 20,582 according to total shares as of July 18, 2017 was approved. All dividends have been paid in the year ended December 31, 2017.

Pursuant to the shareholders’ approval at the Annual General Meeting on May 15, 2018, a final dividend of RMB 0.40 per share totaling RMB 48,428 according to total shares as of June 4, 2018 was approved. All dividends have been paid in the year ended December 31, 2018.

(f)   Pursuant to the Company’s Articles of Association and a resolution passed at the Directors’ meeting on August 25, 2017, the directors authorized to declare the interim dividend for the year ended December 31, 2017 of RMB 0.10 per share totaling RMB 12,107. Dividends were paid on September 20, 2017.

Pursuant to the Company’s Articles of Association and a resolution passed at the Directors’ meeting on August 24, 2018, the directors authorized to declare the interim dividend for the year ended December 31, 2018 of RMB 0.16 per share totaling RMB 19,371. Dividends were paid on September 12, 2018.